Other Operating Income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Feb. 28, 2012	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010 Office Building Sold	Dec. 31, 2010 Ruike	Jan. 31, 2011 Ruike	Jul. 19, 2010 Ruike
Components of Other Operating Income [Line Items]
Other operating income			$ 1,124	$ 2,824	$ 1,109
Gain from disposal of other asset				903
Percentage of legal ownership									70.00%
Office building carrying amount						3,155			3,155
Percentage of ownership interests sold				100.00%				70.00%
Equity interest sale consideration								4,058
Deposit received for disposal of other asset	1,193				2,773		2,773
Sale consideration of office building		$ 4,058